Subsequent Events, textual (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 11, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend declaration
Dividends payable		$ 0	$ 0	$ 123
Subsequent Event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share)	$ 0.50
Dividends payable	$ 2,750
Date of record	Jan. 23, 2019
Date to be paid	Jan. 30, 2019